ACQUISITIONS AND DISPOSALS (Narrative) (Details) ¥ in Thousands, $ in Thousands								1 Months Ended					12 Months Ended
	Nov. 05, 2020 USD ($)	May 11, 2020 CNY (¥)	Nov. 18, 2019 CNY (¥)	Nov. 13, 2019 CNY (¥)	Nov. 13, 2019 USD ($)	Jul. 22, 2019 CNY (¥)	Oct. 08, 2018 CNY (¥) agreement	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 01, 2020	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 29, 2018	Jan. 25, 2016 CNY (¥)
Business Acquisition [Line Items]
Goodwill													¥ 213,656	¥ 210,443		¥ 165,171		$ 32,744			$ 32,252
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																	¥ 182,100
Equity Method Investment, Ownership Percentage											90.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																	¥ 388,500
Equity Method Investment, Ownership Percentage											100.00%											21.69%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of interest held after disposal													85.34%
ZR Guofu [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions												¥ 746,001
Percentage of equity interest withdrawn				77.18%	77.18%
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Contributions										¥ 746,000
CHS
Business Acquisition [Line Items]
Recognized a gain on the disposal													¥ 14,894
Disposal Group, Including Discontinued Operation, Consideration	$ 602	¥ 247,803
Cash consideration													44,039
Percentage of equity interest withdrawn	90.00%
Percentage of interest held after disposal		10.00%
Discontinued Operation Equity Method Investment Retained After Disposal													¥ 22,925					$ 5,267
Equity interest remained after disposal of transaction (as a percentage)													0.00%
Fair value of the retained noncontrolling equity interest													¥ 235,714
CMS Radiotherapy Holdings Limited [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred																							100.00%
Gain Loss On Disposal Beijing Century Friendship and BPMC																3,341
Disposal Group, Including Discontinued Operation, Consideration																							¥ 8,594
Guofu Huimei [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage											100.00%											26.06%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													51.80%					51.80%	2.36%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Subscribed Amount to be Injected in Acquisition of Equity Interest											¥ 182,100
Equity Method Investment, Ownership Percentage											90.00%											35.20%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage											54.80%
Beijing Proton Medical Center [Member]
Business Acquisition [Line Items]
Subscribed Amount to be Injected in Acquisition of Equity Interest											¥ 388,500
Equity Method Investment, Ownership Percentage											55.00%											25.00%
Beijing Proton Medical Center [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage											55.00%
Beijing Proton Medical Center [Member] | King Cheers Holdings Limited ("King Cheers") [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage											25.00%
Shanghai Rongchi Medical Management Limited [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													100.00%					100.00%
CHS
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage													10.00%	100.00%				10.00%			100.00%
Percentage of interest held after disposal													10.00%
CHS [Member]
Business Acquisition [Line Items]
Cash consideration													¥ 22,925
Dispose of equity method investment (as a percentage)													17.00%
CHS [Member] | CHS | CHS
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													10.00%					10.00%
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred																¥ 28,846
Cash consideration							¥ 570,600
Goodwill							¥ 165,171
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Operating license [Member]
Business Acquisition [Line Items]
Number of licenses | agreement							2
Estimated amortization periods							20 years
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Operating License Agreement One [Member]
Business Acquisition [Line Items]
Acquired amortizable intangible assets							¥ 164,440
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Operating License Agreement Two [Member]
Business Acquisition [Line Items]
Acquired amortizable intangible assets							272,910
Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member] | Favorable leases [Member]
Business Acquisition [Line Items]
Acquired amortizable intangible assets							¥ 16,010
Estimated amortization periods							12 years
Tianjin Jiatai Group [Member]
Business Acquisition [Line Items]
Payments to Fund Operations of Acquiree														¥ 84,000
Cash consideration			¥ 421,730
Gain On Revaluation Of Investment														31,898	$ 4,582
Acquired amortizable intangible assets														5,000
Goodwill			¥ 45,272
Tianjin Jiatai Group [Member] | Operating license [Member]
Business Acquisition [Line Items]
Estimated amortization periods													20 years
Tianjin Jiatai Group [Member] | Favorable leases [Member]
Business Acquisition [Line Items]
Estimated amortization periods													17 years
Goodwill														¥ 45,272							$ 6,503
Tianjin Jiatai Group [Member] | ZR Guofu [Member]
Business Acquisition [Line Items]
Percentage of equity interest transferred				77.18%	77.18%
Business Combination, Consideration Transferred				¥ 421,730	$ 60,578
Tianjin Jiatai Group [Member] | SH MZJH
Business Acquisition [Line Items]
Percentage of equity interest transferred						90.00%
Business Combination, Consideration Transferred						¥ 27,000
Guangzhou New Spring Hospital Management Co., Ltd. | New Spring Group | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								70.00%												70.00%
Business Combination, Consideration Transferred								¥ 11,478	$ 8,400
Cash consideration								¥ 8,400	$ 7,560
Contingent consideration liability | $																				$ 840
Period for Contingent Consideration Payable								6 months	6 months
Capital amount (in shares) | shares								14,000,000												14,000,000
Goodwill								¥ 3,213
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred											¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											78.31%